INCOME TAXES (Details 1) - CAD ($)	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Statement [Line Items]
Amounts related to tax loss carry forwards, Canada	$ 16,836,000
Canada
Statement [Line Items]
Amounts related to tax loss carry forwards, Canada	16,836,000	$ 13,857,000	$ 11,898,000
United States
Statement [Line Items]
Amounts related to tax loss carry forwards, US	$ 1,618,000	$ 1,581,000	$ 1,199,000